INTANGIBLE ASSETS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 26,800,000
Intangible Assets, Gross (Excluding Goodwill), Total	27,100,000
Amortization of Intangible Assets	1,977,000	1,401,000
Amortization Of Intangible Assets Accumulated Amortization	300,000
Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total	12,275,000	12,272,000	12,051,000
Amortization of Intangible Assets	664,000	619,000
Patents And Licenses [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	18 years 6 months
Patents And Licenses [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Filed Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total	12,200,000
Provisional Patents And Pending Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total	100,000
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total	14,788,000	12,226,000	7,975,000
Amortization of Intangible Assets	$ 1,313,000	$ 782,000